Dec. 31, 2023
Virtus Seix Investment Grade Tax-Exempt Bond Fund
Virtus Seix Investment Grade Tax-Exempt Bond Fund

Supplement dated December 17, 2024 to the Fund’s Summary Prospectus and the Virtus Asset Trust Statutory Prospectus, each dated April 29, 2024, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective January 1, 2025, the Fund’s investment adviser will implement new expense limitation arrangements to further limit the Fund’s expenses. The resulting changes to the Fund’s prospectuses are described in more detail below.

Under “Fees and Expenses” in the Fund’s summary prospectus and the summary section of the statutory prospectus, the “Shareholder Fees” and “Annual Fund Operating Expenses” tables and associated footnotes will be replaced with the following:

Fees and Expenses
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Virtus Seix Investment Grade Tax-Exempt Bond Fund	Class A Shares	Class I Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.75%	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus Seix Investment Grade Tax-Exempt Bond Fund		Class A Shares	Class I Shares
Management Fees		0.50%	0.50%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	none
Other Expenses		0.29%	0.34%
Total Annual Fund Operating Expenses		1.04%	0.84%
Less: Fee Waiver and/or Expense Reimbursement	[1]	(0.37%)	(0.34%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	0.67%	0.50%
[1]

The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.67% for Class A Shares and 0.50% for Class I Shares through April 30, 2026. Prior to April 30, 2026, only the fund’s Board may modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Example
Expense Example - Virtus Seix Investment Grade Tax-Exempt Bond Fund - USD ($)	Class A Shares	Class I Shares
1 Year	$ 342	$ 51
3 Years	561	234
5 Years	798	433
10 Years	$ 1,479	$ 1,006

Expense Example, No Redemption - Virtus Seix Investment Grade Tax-Exempt Bond Fund - USD ($)	Class A Shares	Class I Shares
1 Year	$ 342	$ 51
3 Years	561	234
5 Years	798	433
10 Years	$ 1,479	$ 1,006